Discontinued operations (Tables)	12 Months Ended
Jun. 30, 2019
Statement [LineItems]
Summary of Exceptional Items

Exceptional items are those gains or losses where their nature, including the expected frequency of the events giving rise to them, and amount is considered material to the Financial Statements. Such items included within the Group’s profit from Continuing operations for the year are detailed below. Exceptional items attributable to Discontinued operations are detailed in note 27 ‘Discontinued operations’:

Year ended 30 June 2019	Gross	Tax	Net
	US$M	US$M	US$M
Exceptional items by category
Samarco dam failure	(1,060)	–	(1,060)
Global taxation matters	–	242	242

Total	(1,060)	242	(818)

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	(1,060)	242	(818)

Year ended 30 June 2018	Gross	Tax	Net
	US$M	US$M	US$M

Exceptional items by category
Samarco dam failure	(650)	–	(650)
US tax reform	–	(2,320)	(2,320)

Total	(650)	(2,320)	(2,970)

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	(650)	(2,320)	(2,970)

Year ended 30 June 2017	Gross	Tax	Net
	US$M	US$M	US$M

Exceptional items by category
Samarco dam failure	(381)	–	(381)
Escondida industrial action	(546)	179	(367)
Cancellation of the Caroona exploration licence	164	(49)	115
Withholding tax on Chilean dividends	–	(373)	(373)

Total	(763)	(243)	(1,006)

Attributable to non-controlling interests – Escondida industrial action	(232)	68	(164)
Attributable to BHP shareholders	(531)	(311)	(842)

Summary of Income Statement - Discontinued Operations

Income statement – Discontinued operations

	2019	2018	2017
	US$M	US$M	US$M
Revenue	851	2,171	2,150
Other income	94	34	74
Expenses excluding net finance costs	(729)	(5,790)	(3,025)

Profit/(loss) from operations	216	(3,585)	(801)

Financial expenses	(8)	(22)	(14)

Net finance costs	(8)	(22)	(14)

Profit/(loss) before taxation	208	(3,607)	(815)

Income tax (expense)/benefit	(33)	686	343

Profit/(loss) after taxation from operating activities	175	(2,921)	(472)

Net loss on disposal	(510)	–	–

Loss after taxation	(335)	(2,921)	(472)

Attributable to non-controlling interests	7	26	13
Attributable to BHP shareholders	(342)	(2,947)	(485)

Basic loss per ordinary share (cents)	(6.6)	(55.4)	(9.1)
Diluted loss per ordinary share (cents)	(6.6)	(55.4)	(9.1)

Summary of Cash Flows from Discontinued Operations

Cash flows from Discontinued operations

	2019	2018	2017
	US$M	US$M	US$M
Net operating cash flows	474	900	928
Net investing cash flows (1)	(443)	(861)	(437)
Net financing cash flows (2)	(13)	(40)	(28)

Net increase/(decrease) in cash and cash equivalents from Discontinued operations	18	(1)	463

Net proceeds received from the sale of Onshore US	10,531	–	–
Less Cash and cash equivalents	(104)	–	–

Proceeds from divestment of Onshore US, net of its cash	10,427	–	–

Total cash impact	10,445	(1)	463

(1)

Includes purchases of property, plant and equipment of US$443 million (2018: US$900 million; 2017: US$555 million) less proceeds from sale of assets of US$ nil (2018: US$39 million; 2017: US$118 million).

(2)

Includes net repayment of interest bearing liabilities of US$6 million (2018: US$4 million; 2017: US$6 million), distribution to non-controlling interests of US$ nil (2018: US$14 million; 2017: US$16 million) and dividends paid to non-controlling interests of US$7 million (2018: US$22 million; 2017: US$6 million).

Summary of Net Loss on Disposal of Discontinued Operations

Net loss on disposal of Discontinued operations

Details of the net loss on disposal is presented below:

2019
US$M
Assets
Cash and cash equivalents	104
Trade and other receivables	562
Other financial assets	31
Inventories	34
Property, plant and equipment	10,998
Intangible assets	667

Total assets	12,396

Liabilities
Trade and other payables	794
Provisions	491

Total liabilities	1,285

Net assets	11,111

Less non-controlling interest share of net assets disposed	(168)

BHP Share of net assets disposed	10,943

Gross consideration	10,555
Less transaction costs	(54)
Income tax expense	(68)

Net loss on disposal	(510)

Summary of Impairment of Non-current Assets

Cash generating unit	Property, plant and equipment	Goodwill	Total
	US$M	US$M	US$M
Petrohawk	–	(2,253)	(2,253)
Fayetteville	(520)	(86)	(606)

Total impairment of non-current assets	(520)	(2,339)	(2,859)

Discontinued operations [member]
Statement [LineItems]
Summary of Exceptional Items

Exceptional items – Discontinued operations

Exceptional items are those gains or losses where their nature, including the expected frequency of the events giving rise to them, and amount is considered material to the Financial Statements.

There were no exceptional items related to Discontinued operations for the year ended 30 June 2019 and 30 June 2017.

Items related to Discontinued operations included within profit for the year ended 30 June 2018 are detailed below.

Year ended 30 June 2018	Gross	Tax	Net
	US$M	US$M	US$M
Exceptional items by category
US tax reform	–	492	492
Impairment of Onshore US assets	(2,859)	109	(2,750)

Total	(2,859)	601	(2,258)

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	(2,859)	601	(2,258)

Samarco dam failure [member]
Statement [LineItems]
Summary of Exceptional Items

The FY2019 exceptional loss of US$1,060 million related to the Samarco dam failure in November 2015 and comprises the following:

Year ended 30 June 2019	US$M
Other income	50
Expenses excluding net finance costs:
Costs incurred directly by BHP Billiton Brasil Ltda and other BHP entities in relation to the Samarco dam failure	(57)
Loss from equity accounted investments, related impairments and expenses:
Share of loss relating to the Samarco dam failure	(96)
Samarco Germano dam decommissioning	(263)
Samarco dam failure provision	(586)
Net finance costs	(108)

Total (1)	(1,060)

(1)	Refer to note 4 ‘Significant events – Samarco dam failure’ for further information.

The FY2018 exceptional loss of US$650 million related to the Samarco dam failure in November 2015 and comprises the following:

Year ended 30 June 2018	US$M
Expenses excluding net finance costs:
Costs incurred directly by BHP Billiton Brasil Ltda and other BHP entities in relation to the Samarco dam failure	(57)
Loss from equity accounted investments, related impairments and expenses:
Share of loss relating to the Samarco dam failure	(80)
Samarco dam failure provision	(429)
Net finance costs	(84)

Total (1)	(650)

(1)	Refer to note 4 ‘Significant events – Samarco dam failure’ for further information.

The FY2017 exceptional loss of US$381 million (before tax) related to the Samarco dam failure in November 2015 and comprises the following:

Year ended 30 June 2017	US$M
Expenses excluding net finance costs:
Costs incurred directly by BHP Billiton Brasil Ltda and other BHP entities in relation to the Samarco dam failure	(82)
Loss from equity accounted investments, related impairments and expenses:
Share of loss relating to the Samarco dam failure	(134)
Samarco dam failure provision	(38)
Net finance costs	(127)

Total (1)	(381)

(1)	Refer to note 4 ‘Significant events – Samarco dam failure’ for further information.

US tax reform [member]
Statement [LineItems]
Summary of Exceptional Items

Year ended 30 June 2018	US$M
Re-measurement of deferred taxes as a result of reduced US corporate income tax rate	(1,390)
Impairment of foreign tax credits	(834)
Net impact of tax charges on deemed repatriation of accumulated earnings of non-US subsidiaries	(194)
Recognition of Alternative Minimum Tax Credits	95
Other impacts	3

Total (1)	(2,320)

(1)	Refer to note 6 ‘Income tax expense’ for further information.